UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2022
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund –
.
PANIX New Income Fund–
.
Advisor  Class
RRNIX New Income Fund–
.
R  Class
PRXEX New Income Fund–
.
I  Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
HIGHLIGHTS
The fund generated negative returns and underperformed its benchmark over the six-month period ended November 30, 2022.
Interest rate management and security selection detracted from the portfolio’s overall relative performance, while sector allocation delivered mixed results.
We kept risk levels in the portfolio relatively low amid the potential for elevated volatility.
We expect to maintain a defensive investment posture with ample liquidity until the market more fully prices in recession risks or inflation calms enough to allow the Fed to pivot to a less hawkish policy stance.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE New Income Fund
Market Commentary

Dear Shareholder
Global stock markets generally produced negative returns during the first half of your fund’s fiscal year, the six-month period ended November 30,
2022, while rising bond yields weighed on returns for fixed income investors.
Investors contended with tightening financial conditions and slowing economic and corporate earnings growth, but hopes that persistently high inflation might be easing helped spark a rally late in the period that partially offset earlier losses.
In the U.S., equity results were mixed. The Dow Jones Industrial Average recorded positive results and mid-cap growth stocks also performed well, while most other benchmarks finished in negative territory. The S&P 500
Index was modestly negative for the period, but results varied widely at the sector level, with industrials and energy shares delivering strong gains while communication services stocks struggled. Outside the U.S., most major country and regional benchmarks lost ground. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S. dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Elevated inflation remained a leading concern for investors throughout the period, although hopes that inflation may have peaked led to rallies during the summer and again in November. The October consumer price index report, which was released in mid-November, was better than expected and showed price increases easing from recent 40-year highs. However, the 7.7% year-over-
year increase in the headline inflation number remained well above the Fed’s
2% target.
In response to the high inflation readings, global central banks continued
to tighten monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Federal Reserve delivered four historically large 75-basis-point (0.75 percentage point) rate hikes during the period, which lifted its short-term lending benchmark to a target range of 3.75% to 4.00% by early November, the highest level since 2008.
As our reporting period came to an end, Fed officials signaled that they were likely to dial back the pace of rate increases.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 2.85% at the start of the period to 3.68% at the end of November. Significant inversions in the Treasury curve, which are often considered a warning sign of a coming recession, occurred during the period

T. ROWE PRICE New Income Fund

as shorter-maturity Treasuries experienced the largest yield increases. The sharp increase in yields led to generally negative results across the fixed income market as bond prices and yields move in opposite directions.
On a positive note, the U.S. jobs market remained resilient during the period, and overall economic growth turned positive in the third quarter after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels. In addition, the housing market began to weaken as mortgage rates climbed to the highest level in more than 20 years.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE New Income Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to maximize total return through income and
capital appreciation.
FUND COMMENTARY
How did the fund perform in the past six months?
The New Income Fund returned -4.83% in the six-month period ended
November 30, 2022, underperforming its benchmark, the Bloomberg U.S.
Aggregate Bond Index, and its Lipper peer group average. (Performance for Advisor, R, I, and Z Class shares can vary, reflecting their different fee structures and other factors. Past performance cannot guarantee future results.)
What factors influenced the fund’s performance?
The U.S. investment-grade (IG) fixed income market, as measured by the
Bloomberg U.S. Aggregate Bond Index, produced negative returns for the six-
month reporting period amid a significant rise in Treasury yields. Against this backdrop, the fund posted a negative return and trailed its benchmark over the reporting period.
Interest rate management
was the largest detractor
from relative performance.
Positioning for a steepening
at the long end of the yield
curve particularly dragged on
returns. We believed that the
curve flattening trend that
had prevailed since mid-2021
had run its course; however,
an upside surprise in August
inflation data led the market
to price in more rate hikes,
which the Fed subsequently confirmed at its September meeting. This led to further inversions of key sections of the yield curve and worked against our positioning. Overall duration positioning also detracted as the timing of some of our positioning shifts was unfavorable amid elevated interest rate volatility.
(Duration measures the sensitivity of a bond or a bond portfolio to interest rate changes.)
PERFORMANCE COMPARISON
Six-Month Period Ended 11/30/22 Total Return
New Income Fund –
.
-4.83%
New Income Fund–
.
Advisor  Class -4.98
New Income Fund–
.
R  Class -5.14
New Income Fund–
.
I  Class -4.80
New Income Fund–
.
Z Class -4.62
Bloomberg U.S. Aggregate Bond Index -4.06
Lipper Core Bond Funds Average -4.38

T. ROWE PRICE New Income Fund

Security selection weighed on results, largely due to our positioning in the
IG corporate sector. We had focused on shorter-maturity securities to help lessen the impact of market volatility, and this defensive positioning was beneficial for most of the period. However, credit spreads for longer-dated corporates tightened more than their shorter-dated counterparts as risk sentiment improved in late October and November, which weighed on the portfolio’s performance. In the agency mortgage-backed securities (MBS)
sector, our mortgage team’s preference for higher-coupon securities was a positive offsetting factor as that portion of the MBS market was less exposed to decreasing demand from the Fed and rising interest rates.
Sector allocation was a slight overall detractor from the portfolio’s relative performance, although results were mixed at the sector level. Positions in non-agency residential mortgage-backed securities (RMBS) hampered performance. The out-of-benchmark sector was hurt by lengthening durations with mortgage rates climbing and by signs that the housing market was weakening amid higher financing costs. An out-of-benchmark position in high yield corporate bonds also detracted as concerns grew about the impact of an economic slowdown.
On the positive side, the portfolio’s average underweights to Treasuries and agency MBS were beneficial. Treasuries underperformed the broader benchmark amid the sharp increase in yields, while the MBS sector was hurt by high interest rate volatility and hawkish Fed policy for much of the period. Our small out-of-benchmark position in leveraged loans also helped results as the low-duration sector performed well in the rising rate environment.
While we primarily invest in cash bonds, the fund also employed derivatives, which had an overall negative effect on absolute returns. Specifically, the fund maintained meaningful holdings in interest rate derivatives, primarily for managing exposure to certain parts of the yield curve, which weighed on absolute performance.
How is the fund positioned?
While we maintained overweights to credit sectors that offer higher yield potential than the benchmark, we kept risk levels in the portfolio at relatively low levels in response to the increased potential for market volatility. Since our previous report six months ago, we made tactical adjustments at the sector level in response to changing valuations in the market and our risk outlook. The most notable shift in the portfolio’s positioning during the period was in the agency MBS sector. Valuations for agency MBS, which bear little credit risk, had cheapened significantly due to high rate volatility and the Fed’s hawkish messaging. As a result, we eliminated our longtime underweight to the sector and shifted to an overweight allocation by October, a move that was well

T. ROWE PRICE New Income Fund

timed as the MBS segment recorded its best month on record in November after the Fed signaled its intent to slow the pace of rate hikes. We reduced our position following the strong rally and finished the period with a nearly neutral allocation versus the benchmark.
We further reduced our
exposure to credit spread
risk within the IG corporate
allocation and added to our
cash position as we looked
to reduce credit risk in the
portfolio later in the period.
We also reduced our position
in securitized credit but
maintained an overweight
allocation. The reductions
were mainly in segments of
the commercial mortgage-
backed securities and RMBS
market where our analysts
had less conviction. We
continued to see potentially
attractive opportunities in
high-quality asset-backed
securities and collateralized
loan obligations. We believe
our ample positions in
Treasuries and agency MBS
along with cash reserves
should help provide the
portfolio with liquidity,
balance higher-risk credit
exposures, and enable us to
quickly take advantage of
any price dislocations that
may develop.
We actively managed our
duration position during
the period but kept duration
relatively close to the
benchmark amid continued
high interest rate volatility.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency. Securities that
have not been rated by any rating agency totaled -0.01%
of the portfolio at the end of the reporting period. The
negative percentage of not rated securities is attributable
to derivative holdings.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
New Income Fund

T. ROWE PRICE New Income Fund

We finished the period with a slightly short position, which we believe is appropriate as long as the market underestimates the fed funds terminal rate;
however, we believe that rising recession risks along with a potential pause in rate hikes could make longer-duration positions more attractive in 2023. The health of the labor market will be a key factor for the Fed going forward, and we are closely watching incoming data as we position the portfolio.
What is portfolio management’s outlook?
We believe that the Fed will need to see sustained progress in containing inflation before pausing its rate hikes. As such, we have maintained our view that the federal funds rate is likely to reach 5% by the first quarter of 2023.
The Fed may then stop to evaluate the impact of tighter monetary policy on the economy, but the terminal rate could ultimately be higher if inflation and payroll data surprise to the upside.
Trading liquidity remains poor across markets, and volatility in both Treasury rates and risk assets is likely to continue as the Fed navigates a narrow path of trying to cool the labor market without causing a recession. U.S. markets also face external challenges, including a looming recession in Europe and below-
trend growth in China. We believe this volatility could generate opportunities to buy bonds at relatively attractive valuations.
The speed at which the Fed has tightened monetary policy leaves us wary of the potential for policy mistakes or collateral damage to credit markets.
Accordingly, we expect to maintain a defensive investment posture with ample liquidity until the market more fully prices in recession risks or inflation calms enough to allow the Fed to unequivocally pivot to a less hawkish policy stance.
Going into 2023, we believe that credit spread volatility could become a more important factor than interest rate volatility, which has been the main driver of markets this year. As a result, we have reduced our exposure to positions where our credit analysts see further downside risks in a recession scenario, in which areas like lower-quality commercial real estate debt could be vulnerable.
We continue to look to earn yield in the portfolio above the benchmark and to take advantage of the pricing inefficiencies that are prevalent in fixed income markets. As always, research drives our portfolio construction, and security selection remains paramount in our investment approach.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE New Income Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.
To the extent the fund holds foreign holdings, it will be subject to special risks, whether the securities are denominated in U.S. dollars or foreign currencies.
These risks include potentially adverse local, political, social, and economic conditions overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the U.S. dollar, lowering the value of securities denominated in those currencies and possibly the fund’s share price.
These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
Note: Bloomberg
®
and the Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: Portions of the mutual fund information contained in this report were supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2022 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

T. ROWE PRICE New Income Fund

Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE New Income Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
NEW INCOME FUND
Note: Performance for the Advisor, R, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE New Income Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 11/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Income Fund –
.
-14.00% -0.22% 0.85% – –
New Income Fund–
.
Advisor  Class -14.70 -0.65 0.52 – –
New Income Fund–
.
R  Class -14.64 -0.87 0.23 – –
New Income Fund–
.
I  Class -14.01 -0.12 – 0.78% 8/28/15
New Income Fund–
.
Z  Class -13.71 – – -2.94 3/16/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE New Income Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has five share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe
Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.
New Income Fund 0.44%
New Income Fund–Advisor Class 1.30
New Income Fund–R Class 1.16
New Income Fund–I Class 0.35
New Income Fund–Z Class 0.32
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE New Income Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Income Fund

NEW INCOME FUND
Beginning
Account Value
6/1/22
Ending
Account Value
11/30/22
Expenses Paid
During Period*
6/1/22 to 11/30/22
Investor Class
Actual $1,000.00 $951.70 $2.15
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.86   2.23
Advisor Class
Actual   1,000.00   950.20   3.52
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.46   3.65
R Class
Actual   1,000.00   948.60   5.28
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.65   5.47
I Class
Actual   1,000.00   952.00   1.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.26   1.83
Z Class
Actual   1,000.00   953.80   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.07   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (365)
to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was
0.44%, the
2
Advisor Class was 0.72%, the
3
R Class was 1.08%, the
4
I Class was 0.36%, and
the
5
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE New Income Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
New Income Fund –
.
-15.61% -0.64% 0.68% – –
New Income Fund–
.
Advisor  Class -16.35  -1.07  0.35  – –
New Income Fund–
.
R  Class -16.15  -1.28  0.09  – –
New Income Fund–
.
I  Class -15.53  -0.53  – 0.51% 8/28/15
New Income Fund–
.
Z  Class -15.23  – – -3.92  3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
Advisor ,
3
R ,
4 ,,
I , and
5
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on portfolio distributions or the redemption of portfolio shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.66 $ 9.71 $ 9.70 $ 9.51 $ 9.22 $ 9.50
Investment activities
Net investment
income
(1)(2)
0.11 0.15 0.19 0.26 0.27 0.24
Net realized and
unrealized gain/loss (0.53) (0.96) 0.11 0.20 0.31 (0.26)
Total from
investment activities (0.42) (0.81) 0.30 0.46 0.58 (0.02)
Distributions
Net investment
income (0.11) (0.14) (0.20) (0.27) (0.29) (0.26)
Net realized gain — (0.10) (0.09) — — —
Total distributions (0.11) (0.24) (0.29) (0.27) (0.29) (0.26)
NET ASSET VALUE
End of period $ 8.13 $ 8.66 $ 9.71 $ 9.70 $ 9.51 $ 9.22

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.83)% (8.50)% 3.08% 4.85% 6.38% (0.21)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.54%
(5)
0.45% 0.47% 0.51% 0.51% 0.53%
Net expenses after
waivers/payments
by Price Associates 0.44%
(5)
0.45% 0.47% 0.49% 0.50% 0.51%
Net investment
income 2.72%
(5)
1.51% 1.96% 2.68% 2.97% 2.54%
Portfolio turnover rate
(6)
84.9% 229.1% 126.4% 153.7% 139.4% 96.1%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 59.5% 93.1% 74.6% 69.5% 86.4% 75.5%
Net assets, end of
period (in millions) $858 $1,000 $2,911 $4,430 $17,423 $21,083
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.64 $ 9.69 $ 9.68 $ 9.49 $ 9.20 $ 9.49
Investment activities
Net investment
income
(1)(2)
0.10 0.06 0.16 0.22 0.24 0.22
Net realized and
unrealized gain/loss (0.53) (0.95) 0.11 0.21 0.30 (0.27)
Total from
investment activities (0.43) (0.89) 0.27 0.43 0.54 (0.05)
Distributions
Net investment
income (0.10) (0.06) (0.17) (0.24) (0.25) (0.24)
Net realized gain — (0.10) (0.09) — — —
Total distributions (0.10) (0.16) (0.26) (0.24) (0.25) (0.24)
NET ASSET VALUE
End of period $ 8.11 $ 8.64 $ 9.69 $ 9.68 $ 9.49 $ 9.20

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.98)% (9.31)% 2.75% 4.52% 6.04% (0.59)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.72%
(5)
1.31% 0.80% 0.83% 0.84% 0.79%
Net expenses after
waivers/payments
by Price Associates 0.72%
(5)
1.31% 0.80% 0.82% 0.82% 0.77%
Net investment
income 2.41%
(5)
0.65% 1.62% 2.32% 2.65% 2.29%
Portfolio turnover rate
(6)
84.9% 229.1% 126.4% 153.7% 139.4% 96.1%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 59.5% 93.1% 74.6% 69.5% 86.4% 75.5%
Net assets, end of
period (in thousands) $10,002 $14,228 $20,183 $45,409 $51,936 $58,584
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21 $ 9.50
Investment activities
Net investment
income
(1)(2)
0.09 0.08 0.12 0.20 0.21 0.18
Net realized and
unrealized gain/loss (0.53) (0.95) 0.11 0.20 0.31 (0.27)
Total from
investment activities (0.44) (0.87) 0.23 0.40 0.52 (0.09)
Distributions
Net investment
income (0.09) (0.08) (0.13) (0.21) (0.23) (0.20)
Net realized gain — (0.10) (0.09) — — —
Total distributions (0.09) (0.18) (0.22) (0.21) (0.23) (0.20)
NET ASSET VALUE
End of period $ 8.12 $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(5.14)% (9.10)% 2.38% 4.19% 5.71% (0.94)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
1.14%
(5)
1.16% 1.30% 1.31% 1.25% 1.15%
Net expenses after
waivers/payments
by Price Associates 1.08%
(5)
1.11% 1.15% 1.14% 1.14% 1.13%
Net investment
income 2.08%
(5)
0.84% 1.26% 2.03% 2.34% 1.92%
Portfolio turnover rate
(6)
84.9% 229.1% 126.4% 153.7% 139.4% 96.1%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 59.5% 93.1% 74.6% 69.5% 86.4% 75.5%
Net assets, end of
period (in thousands) $1,241 $1,407 $2,024 $2,927 $3,808 $4,322
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
NET ASSET VALUE
Beginning of period $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21 $ 9.50
Investment activities
Net investment
income
(1)(2)
0.12 0.16 0.20 0.27 0.28 0.26
Net realized and
unrealized gain/loss (0.53) (0.96) 0.11 0.20 0.31 (0.28)
Total from
investment activities (0.41) (0.80) 0.31 0.47 0.59 (0.02)
Distributions
Net investment
income (0.12) (0.15) (0.21) (0.28) (0.30) (0.27)
Net realized gain — (0.10) (0.09) — — —
Total distributions (0.12) (0.25) (0.30) (0.28) (0.30) (0.27)
NET ASSET VALUE
End of period $ 8.12 $ 8.65 $ 9.70 $ 9.69 $ 9.50 $ 9.21

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
5/31/22 5/31/21 5/31/20 5/31/19 5/31/18
Ratios/Supplemental Data
Total return
(2)(3)
(4.80)% (8.42)% 3.16% 4.98% 6.52% (0.18)%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(4)
0.36%
(5)
0.36% 0.39% 0.39% 0.39% 0.39%
Net expenses after
waivers/payments
by Price Associates 0.36%
(5)
0.36% 0.39% 0.37% 0.37% 0.37%
Net investment
income 2.81%
(5)
1.67% 2.04% 2.79% 3.10% 2.72%
Portfolio turnover rate
(6)
84.9% 229.1% 126.4% 153.7% 139.4% 96.1%
Portfolio turnover rate,
excluding mortgage
dollar roll transactions 59.5% 93.1% 74.6% 69.5% 86.4% 75.5%
Net assets, end of
period (in millions) $2,687 $3,015 $2,543 $3,695 $8,136 $7,412
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6 . Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.65 $ 9.70 $ 9.69 $ 9.60
Investment activities
Net investment income
(2)(3)
0.13 0.18 0.23 0.06
Net realized and unrealized gain/loss (0.53) (0.94) 0.12 0.09
Total from investment activities (0.40) (0.76) 0.35 0.15
Distributions
Net investment income (0.13) (0.19) (0.25) (0.06)
Net realized gain — (0.10) (0.09) —
Total distributions (0.13) (0.29) (0.34) (0.06)
NET ASSET VALUE
End of period $ 8.12 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/22
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
(4.62)% (8.09)% 3.56% 1.60%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.32%
(5)
0.34% 0.38% 0.38%
(5)
Net expenses after waivers/payments by Price
Associates 0.00%
(5)
0.00% 0.00% 0.00%
(5)
Net investment income 3.17%
(5)
1.93% 2.37% 3.01%
(5)
Portfolio turnover rate
(6)
84.9% 229.1% 126.4% 153.7%
Portfolio turnover rate, excluding mortgage dollar
roll transactions 59.5% 93.1% 74.6% 69.5%
Net assets, end of period (in millions) $12,023 $13,847 $15,804 $13,684
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 6.5%
Car Loan 1.5%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  10,299 9,448
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,165
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 33,611
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 10,663
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 5,665 5,443
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,540
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,533
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 31,914
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 16,972
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,047
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,371
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 4,530 4,347
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 27,133
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,227

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27  (1) 23,480 21,796
232,210
Other Asset-Backed Securities 4.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.194%, 4/15/35  (1) 28,800 27,716
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.714%, 4/15/35  (1) 16,085 15,198
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.428%, 12/2/34  (1) 35,905 34,657
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.318%, 1/21/35  (1) 22,400 21,575
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49  (1) 37,863 35,834
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 5.579%, 4/15/29  (1) 16,090 15,535
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.249%, 7/15/34  (1) 15,245 14,748
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.184%, 4/15/35  (1) 29,195 28,105
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 5.359%, 2/12/30  (1) 4,456 4,391
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%, 7/15/33  (1) 9,385 9,174
CIFC Funding
Series 2019-5A, Class A2RS, CLO, FRN
3M USD LIBOR + 1.75%, 5.829%, 1/15/35  (1) 11,000 10,462
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.373%, 10/20/34  (1) 20,305 19,617
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.219%, 7/15/36  (1) 30,055 29,088
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49  (1) 15,453 13,907

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 14,236 11,282
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.179%, 7/17/34  (1) 21,235 20,515
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 27,730 26,032
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29  (1) 4,445 4,291
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29  (1) 5,736 5,280
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29  (1) 12,510 11,301
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.082%, 5/6/30  (1) 12,070 11,607
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.465%, 1/23/35  (1) 11,822 11,423
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 5.199%, 7/15/34  33,910 32,811
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52  (1) 35,009 30,461
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 5.259%, 10/15/34  (1) 3,315 3,195
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.217%, 1/20/32  (1) 49,995 48,796
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.209%, 7/17/35  (1) 15,105 14,662
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61  (1) 6,040 5,107
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.089%, 7/17/29  (1) 30,265 29,787
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.283%, 4/20/35  (1) 40,630 39,199

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48  (1) 24,763 23,134
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51  (1) 21,865 18,978
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.323%, 4/20/33  (1) 14,640 14,261
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 5.887%, 4/22/35  (1) 14,150 13,458
655,587
Student Loan 0.8%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58  (1) 8,525 7,930
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 9,875 9,129
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 9,156 8,370
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69  (1) 13,003 11,788
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68  (1) 20,755 16,214
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 6,482 5,815
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70  (1) 33,902 29,488
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31  (1) 2,318 2,216
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32  (1) 2,120 2,002
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 6,956 6,655
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35  (1) 7,808 7,327

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 18,419 15,464
122,398
Total Asset-Backed Securities
(Cost $1,081,015) 1,010,195
BANK LOANS 1.0% (2)
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Asurion, FRN
1M USD LIBOR + 3.00%, 7.071%, 11/3/24  8,544 8,179
Asurion, FRN
1M USD LIBOR + 3.25%, 7.321%, 12/23/26  5,854 5,113
Asurion, FRN
1M USD LIBOR + 5.25%, 9.321%, 1/31/28  5,985 4,602
HUB International, FRN
1M TSFR + 4.00%, 8.22%, 10/31/29  705 694
HUB International, FRN
1M USD LIBOR + 3.25%, 5.982%, 4/25/25  17,843 17,536
Total Financial Institutions 36,124
INDUSTRIAL 0.8%
Airlines 0.0%
Mileage Plus Holdings, FRN
1M USD LIBOR + 5.25%, 8.777%, 6/21/27  2,673 2,746
2,746
Capital Goods 0.1%
Charter Next Generation, FRN
1M USD LIBOR + 3.75%, 7.821%, 12/1/27  6,975 6,787
6,787
Communications 0.1%
Clear Channel Outdoor Holdings, FRN
1M USD LIBOR + 3.500%, 7.915%, 8/21/26  2,590 2,365
Lamar Media, FRN
1M USD LIBOR + 1.50%, 5.102%, 2/5/27  14,435 13,907
16,272
Consumer Cyclical 0.1%
Delta 2, FRN
1M TSFR + 0.00%, 1/15/30  (3) 8,755 8,709
UFC Holdings, FRN
1M USD LIBOR + 2.75%, 7.11%, 4/29/26  (3) 12,242 12,019
20,728

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Diversified Manufacturing 0.0%
TK Elevator U.S. Newco, FRN
6M USD LIBOR + 3.50%, 6.871%, 7/30/27  1,226 1,173
1,173
Health Care 0.1%
Medline Borrower, FRN
1M USD LIBOR + 3.25%, 7.321%, 10/23/28  6,443 6,112
6,112
Healthcare 0.0%
PetVet Care Centers, FRN
1M TSFR + 5.00%, 9.00%, 2/14/25  4,988 4,730
4,730
Technology 0.4%
Applied Systems, FRN
1M TSFR + 0.00%, 9/19/26  (3) 1,525 1,515
Applied Systems, FRN
1M USD LIBOR + 3.00%, 6.674%, 9/19/24  (3) 18,175 18,103
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 7.571%, 12/11/28  7,791 7,360
AthenaHealth Group, FRN
1M TSFR + 3.911%, 7.821%, 2/15/29  (4) 5,686 5,180
Central Parent, FRN
1M TSFR + 4.500%, 8.112%, 6/9/29  5,570 5,499
UKG, FRN
1M USD LIBOR + 3.25%, 6.998%, 5/4/26  15,987 15,420
UKG, FRN
1M USD LIBOR + 5.25%, 8.998%, 5/3/27  3,930 3,596
56,673
Total Industrial 115,221
Total Bank Loans
(Cost $156,248) 151,345
BOND MUTUAL FUNDS 0.3%
Trusts & Mutual Funds 0.3%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.99%  (5) 5,248 48,279
Total Bond Mutual Funds
(Cost $44,301) 48,279
CORPORATE BONDS 28.5%
FINANCIAL INSTITUTIONS 13.5%
Banking 10.2%
AIB Group, VR, 4.263%, 4/10/25  (1)(6) 11,685 11,267
Ally Financial, 4.75%, 6/9/27  23,765 22,521
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26  (6) 16,200 16,117

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Banco Santander, 3.49%, 5/28/30  11,400 9,545
Banco Santander, VR, 1.722%, 9/14/27  (6) 21,200 18,111
Banco Santander, VR, 4.175%, 3/24/28  (6) 5,200 4,810
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31  (1)(6) 23,000 20,505
Bank of America, 4.45%, 3/3/26  11,908 11,706
Bank of America, VR, 1.734%, 7/22/27  (6) 20,116 17,635
Bank of America, VR, 1.898%, 7/23/31  (6) 73,896 57,747
Bank of America, VR, 2.299%, 7/21/32  (6) 32,003 25,013
Bank of America, VR, 2.496%, 2/13/31  (6) 22,900 18,818
Bank of America, VR, 2.592%, 4/29/31  (6) 38,880 31,960
Bank of America, VR, 3.419%, 12/20/28  (6) 22,458 20,261
Bank of America, VR, 3.559%, 4/23/27  (6) 11,450 10,792
Bank of America, VR, 4.271%, 7/23/29  (6) 42,340 39,459
Bank of Ireland Group, VR, 6.253%, 9/16/26  (1)(6) 13,825 13,682
Barclays, VR, 2.279%, 11/24/27  (6) 30,800 26,441
Barclays, VR, 2.852%, 5/7/26  (6) 24,674 22,710
Barclays, VR, 3.932%, 5/7/25  (6) 19,911 19,180
BNP Paribas, VR, 1.323%, 1/13/27  (1)(6) 10,950 9,509
BNP Paribas, VR, 2.591%, 1/20/28  (1)(6) 37,030 32,440
Capital One Financial, 3.65%, 5/11/27  11,559 10,798
Capital One Financial, 3.75%, 3/9/27  19,858 18,797
Capital One Financial, VR, 3.273%, 3/1/30  (6) 9,245 7,945
Capital One Financial, VR, 5.247%, 7/26/30  (6) 3,235 3,090
Citigroup, VR, 2.561%, 5/1/32  (6) 10,298 8,206
Citigroup, VR, 3.106%, 4/8/26  (6) 23,226 21,999
Citigroup, VR, 5.61%, 9/29/26  (6) 24,250 24,326
Citigroup, Series VAR, VR, 3.07%, 2/24/28  (6) 20,140 18,262
Danske Bank, 5.375%, 1/12/24  (1) 20,461 20,280
Danske Bank, VR, 3.244%, 12/20/25  (1)(6) 21,957 20,461
Danske Bank, VR, 3.773%, 3/28/25  (1)(6) 12,760 12,252
Discover Financial Services, 4.10%, 2/9/27  58,694 54,922
Fifth Third Bancorp, VR, 4.772%, 7/28/30  (6) 3,235 3,037
Goldman Sachs Group, 3.50%, 11/16/26  6,050 5,758
Goldman Sachs Group, VR, 1.542%, 9/10/27  (6) 31,264 27,037
Goldman Sachs Group, VR, 2.383%, 7/21/32  (6) 17,287 13,658
Goldman Sachs Group, VR, 2.615%, 4/22/32  (6) 45,548 36,598
Goldman Sachs Group, VR, 2.65%, 10/21/32  (6) 17,735 14,209
Goldman Sachs Group, VR, 3.615%, 3/15/28  (6) 19,610 18,236
Goldman Sachs Group, VR, 4.482%, 8/23/28  (6) 12,805 12,266
HSBC Holdings, VR, 1.645%, 4/18/26  (6) 10,575 9,486
HSBC Holdings, VR, 2.099%, 6/4/26  (6) 20,767 18,764
HSBC Holdings, VR, 2.999%, 3/10/26  (6) 20,080 18,695
HSBC Holdings, VR, 4.292%, 9/12/26  (6) 2,175 2,064
HSBC Holdings, VR, 4.755%, 6/9/28  (6) 36,120 34,046
HSBC Holdings, VR, 5.21%, 8/11/28  (6) 16,945 16,268
ING Groep, VR, 1.726%, 4/1/27  (6) 9,137 8,013

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 1.578%, 4/22/27  (6) 35,303 30,962
JPMorgan Chase, VR, 1.764%, 11/19/31  (6) 41,300 31,672
JPMorgan Chase, VR, 2.182%, 6/1/28  (6) 32,197 28,214
JPMorgan Chase, VR, 2.545%, 11/8/32  (6) 31,065 24,883
JPMorgan Chase, VR, 2.739%, 10/15/30  (6) 19,897 16,897
JPMorgan Chase, VR, 2.947%, 2/24/28  (6) 20,020 18,259
JPMorgan Chase, VR, 2.956%, 5/13/31  (6) 49,658 41,178
JPMorgan Chase, VR, 4.586%, 4/26/33  (6) 5,250 4,880
JPMorgan Chase, VR, 4.912%, 7/25/33  (6) 19,550 18,638
JPMorgan Chase, VR, 5.717%, 9/14/33  (6) 12,970 12,775
Kookmin Bank, 2.50%, 11/4/30  (1) 2,465 1,960
Kookmin Bank, 2.50%, 11/4/30  1,410 1,121
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28  (6)(7) 16,495 16,433
Morgan Stanley, VR, 1.512%, 7/20/27  (6) 25,000 21,799
Morgan Stanley, VR, 1.593%, 5/4/27  (6) 13,695 12,052
Morgan Stanley, VR, 2.239%, 7/21/32  (6) 15,751 12,131
Morgan Stanley, VR, 3.217%, 4/22/42  (6) 5,725 4,302
Morgan Stanley, VR, 4.679%, 7/17/26  (6)(7) 8,415 8,318
Morgan Stanley, VR, 4.889%, 7/20/33  (6) 5,100 4,845
Nationwide Building Society, VR, 2.972%, 2/16/28  (1)(6) 8,705 7,619
NatWest Group, VR, 7.472%, 11/10/26  (6) 8,785 9,137
Nordea Bank, 5.375%, 9/22/27  (1) 12,665 12,687
PNC Financial Services Group, 2.55%, 1/22/30  (7) 3,650 3,103
Santander Holdings USA, VR, 2.49%, 1/6/28  (6) 12,500 10,868
Santander UK Group Holdings, VR, 1.532%, 8/21/26  (6) 48,133 42,234
Shinhan Bank, 3.875%, 3/24/26  5,830 5,468
Standard Chartered, VR, 1.456%, 1/14/27  (1)(6) 10,354 8,893
Standard Chartered, VR, 2.608%, 1/12/28  (1)(6) 17,245 14,788
Standard Chartered, VR, 2.819%, 1/30/26  (1)(6) 16,707 15,440
Standard Chartered, VR, 3.971%, 3/30/26  (1)(6) 10,485 9,925
Standard Chartered, VR, 4.644%, 4/1/31  (1)(6) 36,236 32,451
Toronto-Dominion Bank, 4.456%, 6/8/32  3,105 2,962
Truist Financial, VR, 4.123%, 6/6/28  (6) 19,620 18,713
UBS Group, VR, 1.364%, 1/30/27  (1)(6) 14,633 12,736
UBS Group, VR, 2.746%, 2/11/33  (1)(6) 7,079 5,549
UBS Group, VR, 4.751%, 5/12/28  (1)(6) 4,085 3,928
Wells Fargo, 4.30%, 7/22/27  11,645 11,220
Wells Fargo, VR, 2.393%, 6/2/28  (6) 31,245 27,504
Wells Fargo, VR, 2.572%, 2/11/31  (6) 52,585 43,830
Wells Fargo, VR, 2.879%, 10/30/30  (6) 53,562 46,228
Wells Fargo, VR, 4.478%, 4/4/31  (6) 15,936 15,128
1,591,432
Brokerage Asset Managers Exchanges 0.5%
Intercontinental Exchange, 4.35%, 6/15/29  17,650 17,337
LSEGA Financing, 2.00%, 4/6/28  (1) 41,724 35,700
LSEGA Financing, 2.50%, 4/6/31  (1)(7) 14,998 12,623

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
LSEGA Financing, 3.20%, 4/6/41  (1)(7) 6,705 5,029
70,689
Finance Companies 0.5%
AerCap Ireland Capital, 2.45%, 10/29/26  18,080 15,840
AerCap Ireland Capital, 3.00%, 10/29/28  9,075 7,632
AerCap Ireland Capital, 3.30%, 1/30/32  4,390 3,488
AerCap Ireland Capital, 3.50%, 1/15/25  3,935 3,754
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 28,736
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 4,413
OneMain Finance, 7.125%, 3/15/26  3,450 3,334
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 14,765 14,235
81,432
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28  (1) 8,295 7,403
7,403
Insurance 1.0%
AIA Group, 3.90%, 4/6/28  (1) 40,868 38,466
Aon, 2.80%, 5/15/30  (7) 3,635 3,113
Berkshire Hathaway Finance, 2.50%, 1/15/51  13,080 8,304
Centene, 2.50%, 3/1/31  8,930 7,065
Centene, 3.00%, 10/15/30  8,035 6,559
Centene, 3.375%, 2/15/30  9,155 7,770
CNO Financial Group, 5.25%, 5/30/25  9,438 9,332
Corebridge Financial, 3.90%, 4/5/32  (1) 3,540 3,123
Equitable Holdings, 4.35%, 4/20/28  36,732 34,994
Humana, 3.70%, 3/23/29  6,040 5,577
Humana, 3.95%, 3/15/27  6,075 5,849
Humana, 4.875%, 4/1/30  17,913 17,521
Marsh & McLennan, 2.25%, 11/15/30  8,918 7,326
Molina Healthcare, 4.375%, 6/15/28  (1) 2,820 2,559
157,558
Real Estate Investment Trusts 1.3%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,432
Alexandria Real Estate Equities, 3.95%, 1/15/28  15,766 14,749
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 27,696
Brixmor Operating Partnership, 4.05%, 7/1/30  3,745 3,233
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 51,999
Essex Portfolio, 1.65%, 1/15/31  10,099 7,556
Essex Portfolio, 3.625%, 5/1/27  5,006 4,703
Extra Space Storage, 2.35%, 3/15/32  26,250 19,782
Highwoods Realty, 4.125%, 3/15/28  (7) 17,404 15,786
Highwoods Realty, 4.20%, 4/15/29  11,839 10,339
Realty Income, 3.95%, 8/15/27  10,020 9,526
Regency Centers, 4.125%, 3/15/28  9,817 9,148
198,949
Total Financial Institutions 2,107,463

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL 13.0%
Basic Industry 0.4%
Avient, 7.125%, 8/1/30  (1)(7) 2,840 2,766
Celanese U.S. Holdings, 6.05%, 3/15/25  10,305 10,238
Celanese U.S. Holdings, 6.165%, 7/15/27  11,105 10,890
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  20,227 18,366
Ecolab, 4.80%, 3/24/30  (7) 1,388 1,387
Methanex, 5.125%, 10/15/27  (7) 8,480 7,844
Nucor, 3.125%, 4/1/32  3,535 3,020
Sherwin-Williams, 2.95%, 8/15/29  3,540 3,125
Westlake, 1.625%, 7/17/29 (EUR)  11,421 9,921
67,557
Capital Goods 0.2%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27  (1) 3,875 3,754
Ball, 6.875%, 3/15/28  (7) 5,835 5,908
Martin Marietta Materials, 2.40%, 7/15/31  3,940 3,197
Parker-Hannifin, 4.25%, 9/15/27  (7) 6,060 5,884
Parker-Hannifin, 4.50%, 9/15/29  6,555 6,347
Sealed Air, 5.00%, 4/15/29  (1)(7) 3,050 2,836
TK Elevator U.S. Newco, 5.25%, 7/15/27  (1) 9,040 8,204
36,130
Communications 2.9%
Altice France, 5.50%, 1/15/28  (1) 6,485 5,383
CCO Holdings, 6.375%, 9/1/29  (1) 8,250 7,837
Charter Communications Operating, 2.25%, 1/15/29  (7) 12,175 9,936
Charter Communications Operating, 2.80%, 4/1/31  4,070 3,224
Charter Communications Operating, 5.125%, 7/1/49  7,698 6,096
Charter Communications Operating, 6.484%, 10/23/45  5,555 5,265
Comcast, 1.95%, 1/15/31  6,345 5,147
Comcast, 3.25%, 11/1/39  22,623 17,939
Crown Castle, 2.10%, 4/1/31  (7) 3,955 3,137
Crown Castle, 2.90%, 3/15/27  4,860 4,444
Crown Castle Towers, 3.663%, 5/15/25  (1) 50,986 48,514
Lamar Media, 4.875%, 1/15/29  (7) 3,080 2,834
Netflix, 4.625%, 5/15/29 (EUR)  7,605 7,904
NTT Finance, 1.591%, 4/3/28  (1) 26,137 22,120
NTT Finance, 2.065%, 4/3/31  (1) 3,650 2,950
Rogers Communications, 3.20%, 3/15/27  (1) 6,654 6,221
Rogers Communications, 3.80%, 3/15/32  (1) 10,375 9,180
Rogers Communications, 4.55%, 3/15/52  (1) 5,020 4,087
SBA Tower Trust, 1.84%, 4/15/27  (1) 21,685 18,171
SBA Tower Trust, 2.593%, 10/15/31  (1) 17,515 13,797
Sirius XM Radio, 4.00%, 7/15/28  (1) 4,295 3,758
Sprint Capital, 6.875%, 11/15/28  2,675 2,835
T-Mobile USA, 2.05%, 2/15/28  12,155 10,468

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
T-Mobile USA, 3.75%, 4/15/27  79,092 74,822
Verizon Communications, 2.10%, 3/22/28  12,383 10,810
Verizon Communications, 2.355%, 3/15/32  28,526 22,805
Verizon Communications, 2.55%, 3/21/31  10,940 9,088
Verizon Communications, 2.65%, 11/20/40  37,223 25,521
Vodafone Group, 4.375%, 5/30/28  27,950 27,664
Vodafone Group, 4.875%, 6/19/49  3,886 3,298
Vodafone Group, 5.00%, 5/30/38  17,214 15,873
Vodafone Group, 5.25%, 5/30/48  11,713 10,527
Warnermedia Holdings, 3.755%, 3/15/27  (1) 20,840 18,967
Warnermedia Holdings, 4.054%, 3/15/29  (1) 9,190 8,013
Warnermedia Holdings, 4.279%, 3/15/32  (1) 3,555 3,003
451,638
Consumer Cyclical 2.1%
Aptiv, 3.10%, 12/1/51  396 246
AutoZone, 4.75%, 8/1/32  3,360 3,287
Bath & Body Works, 6.625%, 10/1/30  (1) 10,110 9,415
Cedar Fair, 5.375%, 4/15/27  (7) 3,010 2,867
Clarios Global, 6.25%, 5/15/26  (1) 2,905 2,869
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28  (1)(7) 6,665 6,365
Ford Motor, 6.10%, 8/19/32  (7) 9,230 8,883
Ford Motor, 9.625%, 4/22/30  5,500 6,320
Ford Motor Credit, 4.95%, 5/28/27  5,185 4,917
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,305
General Motors, 4.20%, 10/1/27  (7) 3,675 3,496
General Motors, 5.60%, 10/15/32  3,275 3,146
General Motors Financial, 4.00%, 10/6/26  20,869 19,623
General Motors Financial, 4.30%, 7/13/25  8,846 8,590
General Motors Financial, 4.30%, 4/6/29  15,025 13,757
General Motors Financial, 4.35%, 4/9/25  20,528 20,003
General Motors Financial, 5.10%, 1/17/24  17,304 17,193
GLP Capital, 3.35%, 9/1/24  6,162 5,858
Goodyear Tire & Rubber, 5.00%, 7/15/29  (7) 5,690 4,893
Hyundai Capital America, 1.80%, 10/15/25  (1) 11,183 10,080
Hyundai Capital America, 2.10%, 9/15/28  (1) 16,150 13,074
Las Vegas Sands, 3.50%, 8/18/26  10,677 9,684
Lowe's, 3.75%, 4/1/32  (7) 10,490 9,536
Marriott International, 3.75%, 3/15/25  6,953 6,748
Marriott International, 3.75%, 10/1/25  3,043 2,940
Marriott International, 5.00%, 10/15/27  12,905 12,818
Marriott International, Series HH, 2.85%, 4/15/31  3,905 3,189
Match Group Holdings II, 5.00%, 12/15/27  (1)(7) 4,992 4,643
O'Reilly Automotive, 4.70%, 6/15/32  3,345 3,265
Ross Stores, 1.875%, 4/15/31  (7) 20,720 16,364
Royal Caribbean Cruises, 8.25%, 1/15/29  (1) 4,440 4,468
TJX, 1.60%, 5/15/31  9,297 7,281

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 19,768
Volkswagen Group of America Finance, 1.625%, 11/24/27  (1)(7) 6,720 5,648
Volkswagen Group of America Finance, 3.20%, 9/26/26  (1) 15,868 14,821
Volkswagen Group of America Finance, 4.60%, 6/8/29  (1) 8,145 7,732
Volkswagen Group of America Finance, 4.75%, 11/13/28  (1) 21,055 20,434
Yum! Brands, 5.375%, 4/1/32  4,970 4,597
320,123
Consumer Non-Cyclical 3.3%
AbbVie, 2.95%, 11/21/26  21,912 20,458
AbbVie, 3.20%, 11/21/29  18,145 16,629
AbbVie, 4.05%, 11/21/39  12,709 11,123
AbbVie, 4.25%, 11/21/49  13,924 11,918
AbbVie, 4.70%, 5/14/45  27,592 25,253
AbbVie, 4.875%, 11/14/48  27,641 25,904
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  (7) 18,140 16,432
Astrazeneca Finance, 1.75%, 5/28/28  15,129 13,159
Avantor Funding, 4.625%, 7/15/28  (1) 3,120 2,870
BAT Capital, 3.557%, 8/15/27  39,483 35,934
BAT Capital, 4.742%, 3/16/32  3,295 2,959
BAT International Finance, 1.668%, 3/25/26  21,719 19,208
Becton Dickinson & Company, 1.957%, 2/11/31  (7) 25,674 20,584
Becton Dickinson & Company, 2.823%, 5/20/30  10,263 8,920
Becton Dickinson & Company, 3.70%, 6/6/27  37,191 35,429
Cardinal Health, 4.50%, 11/15/44  4,360 3,563
Catalent Pharma Solutions, 5.00%, 7/15/27  (1)(7) 4,020 3,799
Charles River Laboratories International, 4.25%, 5/1/28  (1) 3,465 3,153
CSL Finance, 4.05%, 4/27/29  (1) 9,480 9,000
CSL Finance, 4.25%, 4/27/32  (1) 8,335 7,904
CVS Health, 3.25%, 8/15/29  3,360 3,042
CVS Health, 5.05%, 3/25/48  36,607 33,821
Darling Ingredients, 6.00%, 6/15/30  (1) 5,145 5,010
Hasbro, 3.55%, 11/19/26  11,507 10,821
HCA, 3.125%, 3/15/27  (1) 8,360 7,595
HCA, 3.375%, 3/15/29  (1) 9,695 8,557
HCA, 3.50%, 9/1/30  13,940 11,919
HCA, 5.375%, 9/1/26  6,529 6,459
HCA, 5.875%, 2/15/26  25,164 25,255
Medline Borrower, 3.875%, 4/1/29  (1) 8,490 7,132
Mondelez International, 2.75%, 4/13/30  (7) 4,464 3,875
PerkinElmer, 1.90%, 9/15/28  13,950 11,495
PerkinElmer, 2.25%, 9/15/31  (7) 7,580 5,970
PerkinElmer, 3.30%, 9/15/29  9,984 8,709
Philip Morris International, 5.625%, 11/17/29  4,640 4,719
Reynolds American, 4.45%, 6/12/25  32,759 32,188
Tenet Healthcare, 6.125%, 6/15/30  (1) 3,370 3,201
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,875 1,866

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Utah Acquisition Sub, 3.95%, 6/15/26  26,418 24,729
510,562
Energy 3.2%
Aker BP, 2.875%, 1/15/26  (1) 7,042 6,524
Boardwalk Pipelines, 3.40%, 2/15/31  17,281 14,509
Boardwalk Pipelines, 4.45%, 7/15/27  30,749 29,371
Boardwalk Pipelines, 4.95%, 12/15/24  6,435 6,365
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 11,214
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  21,773 19,813
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 6,707
Cheniere Corpus Christi Holdings, 7.00%, 6/30/24  7,306 7,390
Cheniere Energy, 4.625%, 10/15/28  14,840 13,708
Chesapeake Energy, 6.75%, 4/15/29  (1) 2,050 2,019
Diamondback Energy, 3.25%, 12/1/26  17,957 16,655
Energy Transfer, 2.90%, 5/15/25  8,447 7,978
Energy Transfer, 4.20%, 4/15/27  2,658 2,516
Energy Transfer, 4.50%, 4/15/24  3,969 3,916
Energy Transfer, 5.875%, 1/15/24  8,602 8,610
Energy Transfer, 6.00%, 6/15/48  29,736 27,266
Energy Transfer, 6.25%, 4/15/49  3,985 3,770
Eni, Series X-R, 4.75%, 9/12/28  (1) 30,079 29,132
Enterprise Products Operating, 2.80%, 1/31/30  3,635 3,138
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 2,100 2,038
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 6,556 5,933
Gray Oak Pipeline, 3.45%, 10/15/27  (1) 2,741 2,430
Kinetik Holdings, 5.875%, 6/15/30  (1) 2,861 2,686
MPLX, 4.95%, 9/1/32  3,275 3,096
NuStar Logistics, 6.00%, 6/1/26  3,044 2,953
Occidental Petroleum, 6.20%, 3/15/40  3,595 3,469
Occidental Petroleum, 8.50%, 7/15/27  8,585 9,358
Occidental Petroleum, 8.875%, 7/15/30  6,240 7,129
Sabine Pass Liquefaction, 4.50%, 5/15/30  4,495 4,220
Sabine Pass Liquefaction, 5.00%, 3/15/27  71,542 70,111
Sabine Pass Liquefaction, 5.875%, 6/30/26  14,711 14,895
Tallgrass Energy Partners, 7.50%, 10/1/25  (1) 1,290 1,306
Targa Resources Partners, 5.50%, 3/1/30  5,557 5,307
Targa Resources Partners, 6.875%, 1/15/29  6,175 6,299
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,309 6,411
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  10,600 9,998
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 2,396
Venture Global Calcasieu Pass, 3.875%, 11/1/33  (1) 8,505 6,889
Williams, 2.60%, 3/15/31  29,160 23,946
Williams, 3.75%, 6/15/27  7,096 6,712
Woodside Finance, 3.65%, 3/5/25  (1) 12,830 12,315
Woodside Finance, 3.70%, 9/15/26  (1)(7) 41,929 39,204

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 3.70%, 3/15/28  (1)(7) 34,813 31,332
501,034
Technology 0.5%
Broadcom, 4.11%, 9/15/28  3,360 3,139
Central Parent, 7.25%, 6/15/29  (1)(7) 2,855 2,755
Entegris Escrow, 5.95%, 6/15/30  (1)(7) 6,830 6,352
Equifax, 5.10%, 12/15/27  11,795 11,626
Fiserv, 3.50%, 7/1/29  3,530 3,192
Gen Digital, 6.75%, 9/30/27  (1) 1,420 1,425
Gen Digital, 7.125%, 9/30/30  (1)(7) 1,130 1,139
Micron Technology, 4.185%, 2/15/27  6,615 6,326
NXP, 2.70%, 5/1/25  2,279 2,137
NXP, 3.15%, 5/1/27  4,632 4,217
NXP, 5.35%, 3/1/26  10,055 10,039
Oracle, 2.30%, 3/25/28  12,072 10,448
Oracle, 6.25%, 11/9/32  4,840 5,090
Sensata Technologies, 5.875%, 9/1/30  (1)(7) 2,820 2,679
Workday, 3.70%, 4/1/29  3,910 3,604
74,168
Transportation 0.4%
American Airlines, 5.50%, 4/20/26  (1) 1,945 1,882
American Airlines, 5.75%, 4/20/29  (1) 3,535 3,279
American Airlines, 11.75%, 7/15/25  (1) 2,980 3,293
Mileage Plus Holdings, 6.50%, 6/20/27  (1) 17,567 17,479
Transurban Finance, 2.45%, 3/16/31  (1)(7) 12,184 9,636
Transurban Finance, 3.375%, 3/22/27  (1) 10,230 9,373
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  7,082 5,741
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  4,410 3,604
54,287
Total Industrial 2,015,499
UTILITY 2.0%
Electric 1.9%
Ausgrid Finance, 3.85%, 5/1/23  (1) 14,852 14,753
Ausgrid Finance, 4.35%, 8/1/28  (1)(7) 23,381 21,728
Duke Energy, 4.50%, 8/15/32  (7) 34,640 32,749
Edison International, 4.95%, 4/15/25  1,409 1,391
EDP Finance, 6.30%, 10/11/27  (1)(7) 5,865 6,002
Enel Finance International, 1.875%, 7/12/28  (1) 18,162 14,612
Enel Finance International, 2.25%, 7/12/31  (1) 23,114 17,285
Enel Finance International, 3.50%, 4/6/28  (1) 11,261 9,894
NextEra Energy Capital Holdings, 2.44%, 1/15/32  20,625 16,749
NextEra Energy Capital Holdings, 3.00%, 1/15/52  (7) 14,640 10,018
NextEra Energy Capital Holdings, 5.00%, 7/15/32  3,010 2,995
NRG Energy, 4.45%, 6/15/29  (1) 12,942 11,745
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 8,769

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 16,346
Pacific Gas & Electric, 3.95%, 12/1/47  (7) 10,551 7,376
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 12,492
Southern California Edison, Series D, 4.70%, 6/1/27  12,650 12,448
Vistra, VR, 8.00%  (1)(6)(8) 11,320 10,811
Vistra Operations, 3.55%, 7/15/24  (1) 44,076 42,093
Vistra Operations, 4.375%, 5/1/29  (1)(7) 5,145 4,528
Vistra Operations, 5.125%, 5/13/25  (1) 17,905 17,512
Xcel Energy, 4.60%, 6/1/32  6,250 5,965
298,261
Natural Gas 0.1%
APA Infrastructure, 4.25%, 7/15/27  (1) 4,605 4,343
Sempra Energy, 3.70%, 4/1/29  5,155 4,718
Sempra Energy, 3.80%, 2/1/38  8,243 6,676
15,737
Total Utility 313,998
Total Corporate Bonds
(Cost $4,957,984) 4,436,960
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Owned No Guarantee 0.1%
NBN, 2.625%, 5/5/31  (1) 16,981 13,701
Total Foreign Government Obligations & Municipalities
(Cost $16,973) 13,701
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.1%
Collateralized Mortgage Obligations 3.6%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 9,372 7,295
Angel Oak Mortgage Trust
Series 2021-4, Class A3, CMO, ARM
1.446%, 1/20/65  (1) 5,486 4,057
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48  (1) 465 462
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48  (1) 183 181
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51  (1) 5,867 4,868

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56  (1) 10,727 9,263
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51  (1) 7,971 6,454
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 2,277 2,136
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66  (1) 14,889 12,129
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66  (1) 12,994 10,667
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 8.466%, 1/25/29  6,333 6,483
Connecticut Avenue Securities
Series 2017-C02, Class 2ED3, CMO, ARM
1M USD LIBOR + 1.35%, 5.366%, 9/25/29  1,338 1,318
Connecticut Avenue Securities
Series 2017-C04, Class 2ED2, CMO, ARM
1M USD LIBOR + 1.10%, 5.116%, 11/25/29  22,166 21,640
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 5.016%, 2/25/30  504 499
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 5.171%, 12/25/41  (1) 11,825 10,913
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 5.421%, 12/25/41  (1) 19,620 18,259
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 4.521%, 12/25/41  (1) 6,480 6,363
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 4.721%, 1/25/42  (1) 34,463 33,754
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 5.621%, 3/25/42  (1) 22,126 21,863
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 5.521%, 3/25/42  (1) 14,675 14,492
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 7,278 6,052

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66  (1) 11,273 9,043
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48  (1) 982 950
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 4.436%, 3/25/50  (1) 4,066 3,725
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51  (1) 10,254 8,102
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51  (1) 9,402 7,411
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 1,316 1,162
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 960 871
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58  (1) 1,983 1,871
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58  (1) 975 922
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59  (1) 641 621
GCAT Trust
Series 2022-INV1, Class A26, CMO, ARM
3.00%, 12/25/51  (1) 9,256 7,530
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
2.175%, 7/25/44  (1) 477 466
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.932%, 10/25/50  (1) 17,619 14,883
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A4, CMO, ARM
2.50%, 11/25/51  (1) 10,920 8,540
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51  (1) 18,020 15,418
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56  (1) 13,206 10,133

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50  (1) 5,339 4,820
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 4.416%, 8/25/50  (1) 2,643 2,433
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50  (1) 4,469 3,970
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50  (1) 565 544
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50  (1) 1,399 1,345
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A15, CMO, ARM
2.50%, 10/25/51  (1) 9,224 7,288
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51  (1) 6,333 5,028
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 15,397 13,186
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A2, CMO, ARM
2.50%, 9/25/51  (1) 15,239 12,308
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 11,820 9,360
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59  (1) 4,462 4,055
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59  (1) 2,712 2,510
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49  (1) 1,088 1,020
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49  (1) 2,944 2,761
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60  (1) 7,420 6,560
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66  (1) 9,041 7,801

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61  (1) 10,796 8,101
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48  (1) 940 854
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 3,443 3,224
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48  (1) 897 877
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 404 400
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 813 778
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 17,032 15,162
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56  (1) 6,234 4,987
Starwood Mortgage Residential Trust
Series 2021-4, Class A2, CMO, ARM
1.369%, 8/25/56  (1) 13,424 10,666
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 5.821%, 8/25/33  (1) 9,106 8,799
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 5.371%, 1/25/42  (1) 18,780 17,161
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 5.521%, 4/25/42  (1) 17,060 16,839
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 6.471%, 6/25/42  (1) 28,024 28,268
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 1,447 1,420
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 601 592
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 3.512%, 2/25/57  (1) 2,724 2,680

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 2,423 2,297
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59  (1) 5,200 4,414
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59  (1) 4,216 4,055
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59  (1) 5,229 4,915
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60  (1) 2,630 2,469
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60  (1) 7,815 7,299
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60  (1) 1,141 1,089
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67  (1) 6,026 5,221
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65  (1) 17,346 16,638
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65  (1) 2,540 2,219
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50  (1) 14,644 12,011
559,220
Commercial Mortgage-Backed Securities 3.5%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 5.125%, 9/15/32  (1) 11,890 11,471
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.249%, 7/5/40  (1) 39,170 35,244
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 4.724%, 9/15/34  (1) 35,456 34,686
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,433

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 6.035%, 11/15/34  (1) 10,230 8,934
BX Commercial Mortgage Trust
Series 2021-21M, Class C, ARM
1M USD LIBOR + 1.177%, 5.052%, 10/15/36  (1) 8,441 7,871
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 6.935%, 6/15/27  (1) 17,850 17,638
BX Trust
Series 2021-ARIA, Class B, ARM
1M USD LIBOR + 1.297%, 5.172%, 10/15/36  (1) 15,280 14,238
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 5.521%, 10/15/36  (1) 16,295 15,070
BX Trust
Series 2021-LGCY, Class C, ARM
1M USD LIBOR + 1.004%, 4.879%, 10/15/36  (1) 13,125 12,186
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class B, ARM
1M TSFR + 2.092%, 5.887%, 3/15/35  (1) 33,195 31,697
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class C, ARM
1M TSFR + 2.391%, 6.186%, 3/15/35  (1) 5,815 5,538
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 7,788
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.635%, 5/10/35  (1) 14,725 13,436
Citigroup Commercial Mortgage Trust
Series 2016-P4, Class AS
3.075%, 7/10/49  7,203 6,378
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.917%, 12/15/72  (1) 12,000 8,709
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41  (1) 8,370 6,540
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41  (1) 5,500 4,151
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 5.175%, 11/15/37  (1) 11,083 10,666
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 5.525%, 11/15/37  (1) 23,705 22,753

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2013-CR6, Class AM
3.147%, 3/10/46  (1) 6,715 6,674
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 6,974
Commercial Mortgage Trust
Series 2015-CR24, Class AM, ARM
4.028%, 8/10/48  5,745 5,407
Commercial Mortgage Trust
Series 2015-LC21, Class AM, ARM
4.043%, 7/10/48  21,415 20,137
CSAIL Commercial Mortgage Trust
Series 2016-C5, Class AS
4.01%, 11/15/48  5,000 4,671
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.673%, 9/10/35  (1) 23,679 21,900
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 5.808%, 12/15/36  (1) 18,025 17,118
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,597
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class B, ARM
2.949%, 9/6/38  (1) 11,320 9,624
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33  (1) 9,825 9,176
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33  (1) 7,620 6,711
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33  (1) 11,395 9,929
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M USD LIBOR + 1.40%, 5.275%, 10/15/38  (1) 10,460 9,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,510
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.50%, 5.375%, 6/15/31  (1) 8,827 8,657
SMRT
Series 2022-MINI, Class C, ARM
1M TSFR + 1.55%, 5.345%, 1/15/39  (1) 20,450 19,271

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,593
VNDO Trust
Series 2016-350P, Class D, ARM
4.033%, 1/10/35  (1) 12,524 10,296
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 5,530
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,816
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,117
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 13,446
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.584%, 9/15/31  (1) 26,355 22,840
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36  (1) 24,455 21,123
554,218
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,241,365) 1,113,438
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.5%
U.S. Government Agency Obligations 21.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  5,964 5,653
3.00%, 12/1/42 - 4/1/47  17,427 15,985
3.50%, 9/1/42 - 3/1/46  81,591 76,883
4.00%, 10/1/40 - 8/1/45  8,720 8,510
4.50%, 6/1/39 - 5/1/42  13,394 13,431
5.00%, 7/1/25 - 8/1/40  3,799 3,896
5.50%, 4/1/26 - 12/1/39  3,680 3,865
6.00%, 10/1/32 - 8/1/38  2,403 2,514
6.50%, 4/1/24 - 9/1/39  899 934
7.00%, 2/1/24 - 6/1/32  22 22
7.50%, 5/1/24 - 6/1/24  1 1
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  20 20
12M USD LIBOR + 1.828%, 2.203%, 2/1/37  110 109

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.832%, 3.447%, 3/1/36  103 102
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  129 126
12M USD LIBOR + 1.929%, 2.246%, 12/1/36  85 84
12M USD LIBOR + 2.03%, 3.051%, 11/1/36  118 116
1Y CMT + 2.25%, 3.928%, 10/1/36  52 53
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  12,768 1,995
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  7 6
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  5,435 4,766
2.00%, 3/1/42 - 5/1/52  287,379 237,911
2.50%, 4/1/37 - 10/1/52  343,125 296,931
3.00%, 1/1/33 - 8/1/52  117,799 107,030
3.50%, 6/1/47 - 11/1/50  39,253 36,722
4.00%, 6/1/37 - 9/1/52  35,773 34,416
4.50%, 9/1/37 - 11/1/52  8,745 8,587
5.00%, 8/1/52 - 11/1/52  17,012 16,939
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  6,456 5,817
3.50%, 6/1/42 - 5/1/46  49,041 46,123
4.00%, 11/1/40  8,726 8,365
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 1.59%, 12/1/35  68 66
12M USD LIBOR + 1.599%, 2.922%, 7/1/36  264 266
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  56 55
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  139 138
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  26 5
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  74,267 63,786
2.00%, 4/1/42 - 4/1/52  750,301 620,302
2.50%, 5/1/30 - 9/1/52  481,778 419,365
3.00%, 6/1/27 - 7/1/52  388,740 355,045
3.50%, 11/1/32 - 1/1/52  146,589 138,125
4.00%, 7/1/35 - 10/1/52  179,286 174,100
4.50%, 7/1/39 - 7/1/52  117,466 116,593
5.00%, 3/1/23 - 10/1/52  57,104 58,203
5.50%, 2/1/23 - 9/1/41  19,587 20,520
6.00%, 11/1/32 - 1/1/41  22,048 23,090
6.50%, 8/1/27 - 3/1/41  9,116 9,579
7.00%, 10/1/29 - 4/1/37  102 103
Government National Mortgage Assn., TBA  (9)
2.00%, 1/20/53  4,155 3,539
5.50%, 12/20/52  137,665 139,297
6.00%, 12/20/52  40,880 41,720
UMBS, TBA  (9)
2.00%, 12/1/52  21,975 18,099
3.00%, 12/1/52  16,785 14,854

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 12/1/52  5,360 4,906
4.50%, 12/1/52  11,445 11,139
6.00%, 12/1/52  98,565 100,775
3,271,582
U.S. Government Obligations 6.5%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  234,122 199,949
2.50%, 8/20/50 - 3/20/52  238,442 210,059
3.00%, 9/15/42 - 6/20/52  201,311 183,272
3.50%, 9/15/41 - 10/20/49  166,212 157,284
4.00%, 2/20/41 - 10/20/52  108,488 104,356
4.50%, 7/15/26 - 10/20/52  89,195 88,170
5.00%, 9/15/33 - 6/20/48  41,756 42,713
5.50%, 10/20/32 - 3/20/49  18,273 18,913
6.00%, 1/20/34 - 12/20/38  2,263 2,400
6.50%, 1/15/26 - 12/15/31  49 51
7.00%, 12/20/23 - 11/20/28  15 15
7.50%, 7/15/28 - 8/15/28  45 46
8.00%, 9/15/27 - 5/15/32  119 121
8.50%, 1/15/23 - 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,239 2,979
3.50%, 10/20/50  9,510 8,154
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  3,167 508
4.00%, 5/20/37 - 2/20/43  3,306 351
1,019,341
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,587,803) 4,290,923
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 23.0%
U.S. Treasury Obligations 23.0%
U.S. Treasury Bonds, 2.875%, 5/15/52  350,400 291,215
U.S. Treasury Bonds, 3.00%, 8/15/52  344,530 294,896
U.S. Treasury Bonds, 3.25%, 5/15/42  255,200 229,082
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 400,029
U.S. Treasury Bonds, 4.00%, 11/15/42  232,235 233,287
U.S. Treasury Bonds, 4.00%, 11/15/52  159,650 165,936
U.S. Treasury Notes, 0.25%, 5/15/24  61,075 57,334
U.S. Treasury Notes, 0.625%, 10/15/24  180,530 168,373
U.S. Treasury Notes, 1.00%, 12/15/24  223,520 209,026
U.S. Treasury Notes, 1.125%, 1/15/25  186,135 174,094
U.S. Treasury Notes, 1.75%, 3/15/25  177,965 168,288
U.S. Treasury Notes, 3.00%, 7/15/25  (10) 711,855 691,278

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 3.125%, 8/31/27  215,625 209,055
U.S. Treasury Notes, 4.125%, 9/30/27  285,515 288,995
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,970
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $3,756,399) 3,588,858
SHORT-TERM INVESTMENTS 5.6%
Money Market Funds 5.6%
T. Rowe Price Government Reserve Fund, 3.86%  (5)(11) 874,594 874,594
Total Short-Term Investments
(Cost $874,594) 874,594
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.86%  (5)(11) 10,341 10,341
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 10,341
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 3.86%  (5)(11) 76,929 76,929
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 76,929
Total Securities Lending Collateral
(Cost $87,270) 87,270
Total Investments in Securities
100.2% of Net Assets
(Cost $16,803,952) $ 15,615,563

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,862,809 and represents 18.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respe ctive underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2022, was $1,603 and was valued at $1,598 (0.0%
of net assets).
(5) Affiliated Companies
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2022.
(8) Perpetual security with no stated maturity date.
(9) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $334,329 and represents 2.1% of net assets.
(10) At November 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
IO Interest-only security for which the fund receives interest on notional principal

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 5,777 30 67 (37)
Total Bilateral Credit Default Swaps, Protection Sold 67 (37)
Total Bilateral Swaps 67 (37)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 80,000 431 (1,088) 1,519
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 199,239 (2,123) (6,980) 4,857
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6,376
Total Centrally Cleared Swaps 6,376
Net payments (receipts) of variation margin to date (6,066)
Variation margin receivable (payable) on centrally cleared swaps $ 310
* Credit ratings as of November 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $22.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 2/24/23 USD 16,384 EUR 15,722 $ (86)
State Street 2/24/23 USD 33,235 EUR 31,921 (202)
UBS Investment Bank 2/24/23 EUR 6,011 USD 6,236 61
Net unrealized gain (loss) on open forward
currency exchange contracts $ (227)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,311 Long Gilt ten year contracts 3/23 (165,893) $ 256
Long, 443 U.S. Treasury Notes ten year contracts 3/23 50,281 (104)
Long, 3,612 U.S. Treasury Notes two year contracts 3/23 741,758 2,099
Long, 3,244 Ultra U.S. Treasury Bonds contracts 3/23 442,096 6,030
Long, 3,465 Ultra U.S. Treasury Notes ten year
contracts 3/23 414,609 2,994
Net payments (receipts) of variation margin to date (9,404)
Variation margin receivable (payable) on open futures contracts $ 1,871

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 7.99%  $ (13,203) $ 9,411 $ 5,152
T. Rowe Price Government Reserve Fund, 3.86% — — 10,036++
Affiliates not held at period end (3,052) 42 1,488
Totals $ (16,255)# $ 9,453 $ 16,676+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.99%  $ 294,292 $ 5,204 $ 260,628 $ 48,279
T. Rowe Price Institutional High
Yield Fund - Z Class  47,190 1,278 48,510 —
T. Rowe Price Government
Reserve Fund, 3.86% 1,529,312   ¤   ¤ 961,864
Total $ 1,010,143^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $16,676 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,006,165.

T. ROWE PRICE New Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $16,803,952) $ 15,615,563
Receivable for investment securities sold 792,719
Interest receivable 87,806
Due from affiliates 2,959
Receivable for shares sold 2,673
Variation margin receivable on futures contracts 1,871
Variation margin receivable on centrally cleared swaps 310
Bilateral swap premiums paid 67
Unrealized gain on forward currency exchange contracts 61
Foreign currency (cost $1) 1
Other assets 656
Total assets 16,504,686
Liabilities
Payable for investment securities purchased 818,907
Obligation to return securities lending collateral 87,270
Payable for shares redeemed 11,700
Investment management fees payable 3,984
Unrealized loss on forward currency exchange contracts 288
Unrealized loss on bilateral swaps 37
Payable to directors 7
Other liabilities 2,883
Total liabilities 925,076
NET ASSETS $ 15,579,610

T. ROWE PRICE New Income Fund
November 30, 2022 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (2,848,250)
Paid-in capital applicable to 1,918,498,773 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 18,427,860
NET ASSETS $ 15,579,610
NET ASSET VALUE PER SHARE
Investor Class
($857,966,965 / 105,548,285 shares outstanding) $ 8.13
Advisor Class
($10,002,344 / 1,233,363 shares outstanding) $ 8.11
R Class
($1,240,777 / 152,766 shares outstanding) $ 8.12
I Class
($2,687,434,803 / 330,981,258 shares outstanding) $ 8.12
Z Class
($12,022,964,853 / 1,480,583,101 shares outstanding) $ 8.12

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/22
Investment Income (Loss)
Income
    Interest $ 239,369
Dividend 16,676
Securities lending 498
Other 1
Total income 256,544
Expenses
Investment management 25,645
Shareholder servicing
Investor Class $ 963
Advisor Class 10
R Class 2
I Class 528 1,503
Rule 12b-1 fees
Advisor Class 16
R Class 3 19
Prospectus and shareholder reports
Investor Class 19
I Class 1
Z Class 2 22
Custody and accounting 286
Registration 65
Directors 21
Legal and audit 18
Miscellaneous 36
Waived / paid by Price Associates (20,545)
Total expenses 7,070
Net investment income 249,474

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (610,379)
Futures (234,538)
Swaps (23,496)
Forward currency exchange contracts 1,072
Foreign currency transactions (50)
Net realized loss (867,391)
Change in net unrealized gain / loss
Securities (232,004)
Futures 40,607
Swaps 6,354
Forward currency exchange contracts 1,173
Other assets and liabilities denominated in foreign currencies 36
Change in net unrealized gain / loss (183,834)
Net realized and unrealized gain / loss (1,051,225)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (801,751)

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 249,474 $ 377,683
Net realized loss (867,391) (570,223)
Change in net unrealized gain / loss (183,834) (1,435,851)
Decrease in net assets from operations (801,751) (1,628,391)
Distributions to shareholders
Net earnings
Investor Class (12,208) (64,996)
Advisor Class (151) (288)
R Class (13) (33)
I Class (38,809) (54,707)
Z Class (196,488) (478,357)
Decrease in net assets from distributions (247,669) (598,381)
Capital share transactions
*
Shares sold
Investor Class 41,749 229,652
Advisor Class 515 2,105
R Class 61 263
I Class 243,071 2,279,921
Z Class 308,273 2,376,092
Distributions reinvested
Investor Class 11,600 61,630
Advisor Class 149 283
R Class 13 32
I Class 37,478 53,154
Z Class 196,488 478,357
Shares redeemed
Investor Class (135,918) (1,996,307)
Advisor Class (3,979) (6,558)
R Class (157) (743)
I Class (430,044) (1,586,925)
Z Class (1,518,240) (3,066,111)
Decrease in net assets from capital share
transactions (1,248,941) (1,175,155)

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/22
Year
Ended
5/31/22
Net Assets
Decrease during period (2,298,361) (3,401,927)
Beginning of period 17,877,971 21,279,898
End of period $ 15,579,610 $ 17,877,971
*Share information (000s)
Shares sold
Investor Class 4,969 23,900
Advisor Class 62 218
R Class 7 28
I Class 29,403 244,266
Z Class 37,346 246,132
Distributions reinvested
Investor Class 1,411 6,425
Advisor Class 18 30
R Class 2 3
I Class 4,563 5,651
Z Class 23,912 50,389
Shares redeemed
Investor Class (16,389) (214,678)
Advisor Class (494) (684)
R Class (19) (77)
I Class (51,480) (163,540)
Z Class (180,892) (325,143)
Decrease in shares outstanding (147,581) (127,080)

T. ROWE PRICE New Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund (Investor Class), the New Income Fund–Advisor Class (Advisor Class), the New Income Fund–R Class
(R Class), the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate
Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates

T. ROWE PRICE New Income Fund

and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE New Income Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE New Income Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 14,605,420 $ — $ 14,605,420
Bond Mutual Funds 48,279 — — 48,279
Short-Term Investments 874,594 — — 874,594
Securities Lending Collateral 87,270 — — 87,270
Total Securities 1,010,143 14,605,420 — 15,615,563
Swaps* — 6,406 — 6,406
Forward Currency Exchange
Contracts — 61 — 61
Futures Contracts* 11,379 — — 11,379
Total $ 1,021,522 $ 14,611,887 $ — $ 15,633,409
Liabilities
Forward Currency Exchange
Contracts $ — $ 288 $ — $ 288
Futures Contracts* 104 — — 104
Total $ 104 $ 288 $ — $ 392
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 11,379
Foreign exchange derivatives Forwards 61
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps 6,406
*
Total $ 17,846
*
Liabilities
Interest rate derivatives Futures $ 104
Foreign exchange derivatives Forwards 288
Total $ 392
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (234,538) $ — $ — $ (234,538)
Foreign exchange derivatives — 1,072 — 1,072
Credit derivatives — — (23,496) (23,496)
Total $ (234,538) $ 1,072 $ (23,496) $ (256,962)

T. ROWE PRICE New Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives)
may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs)
or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 40,607 $ — $ — $ 40,607
Foreign exchange derivatives — 1,173 — 1,173
Credit derivatives — — 6,354 6,354
Total $ 40,607 $ 1,173 $ 6,354 $ 48,134

T. ROWE PRICE New Income Fund

Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of November 30, 2022, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of November 30, 2022, securities valued at $151,754,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards

T. ROWE PRICE New Income Fund

are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0%
and 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended
November 30, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 18% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in

T. ROWE PRICE New Income Fund

unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2022, the notional amount of protection sold by the fund totaled $285,251,000 (1.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE New Income Fund

During the six months ended November 30, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 7% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively,

T. ROWE PRICE New Income Fund

mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2022, securities valued at $118,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $4,335,000 cash and securities valued at $8,585,000 as of November 30, 2022.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

T. ROWE PRICE New Income Fund

Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including London Interbank Offered Rate (LIBOR). Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates (IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023.
There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on

T. ROWE PRICE New Income Fund

the fund, or on certain instruments in which the fund invests, cannot yet be determined.
The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges. Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2022, the value of loaned securities was
$84,393,000; the value of cash collateral and related investments was $87,270,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $963,085,000 and $2,107,439,000, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. government securities aggregated $12,459,134,000 and $13,067,224,000, respectively, for the six months ended
November 30, 2022.
NOTE 5 - FEDERAL INCOME TAXES
No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue
Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting

T. ROWE PRICE New Income Fund

purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2022, the cost of investments (including derivatives, if any) for federal income tax purposes was $16,797,413,000. Net unrealized loss aggregated
$1,172,455,000 at period-end, of which $47,910,000 related to appreciated investments and $1,220,365,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee that consists of an individual fund fee and a group fee;
management fees are computed daily and paid monthly. The investment management agreement provides for an individual fund fee equal to 0.03% of the fund’s average daily net assets. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2022, the effective annual group fee rate was 0.29%. Effective October 1, 2022, Price Associates has contractually agreed, at least through September 30, 2023, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price
Associates by the fund. No management fees were waived under this arrangement for the six months ended November 30, 2022.
The Investor Class and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise

T. ROWE PRICE New Income Fund

cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended November 30, 2022 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $626,000 remain subject to repayment by the fund at November 30,
2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE New Income Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
six months ended November 30, 2022, expenses incurred pursuant to these service agreements were $50,000 for Price Associates; $928,000 for T. Rowe Price Services, Inc.;
and $86,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2022, the fund was charged $160,000 for shareholder servicing costs related to the college savings plans, of which $82,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At November 30, 2022,
approximately 24% of the outstanding shares of the I Class were held by college savings plans.
Investor Class R Class I Class Z Class
Expense limitation/I Class
Limit 0.44% 1.08% 0.05% 0.00%
Expense limitation date 09/30/23 09/30/23 09/30/23 N/A
(Waived)/repaid during the
period ($000s) $(447) $(1) $— $(20,097)

T. ROWE PRICE New Income Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At November 30, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds) as a means of gaining efficient and cost-effective exposure to certain markets. The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets.
Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which Price
Associates is contractually obligated to waive and/or bear all of the Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE New Income Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE New Income Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE New Income Fund

APPROVAL OF SUBADVISORY AGREEMENT
At a meeting held on July 25, 2022 (Meeting), the fund’s Board of Directors (Board)
considered the initial approval of an investment subadvisory agreement (Subadvisory
Contract) that T. Rowe Price Associates, Inc. (Adviser), entered into with T. Rowe Price
International Ltd (Subadviser) on behalf of the fund. The Subadvisory Contract authorizes the Subadviser to have investment discretion with respect to all or a portion of the fund’s portfolio. The Board noted that the Subadvisory Contract will be substantially similar to other subadvisory agreements that are in place for other T. Rowe Price funds that delegate investment management responsibilities to affiliated investment advisers and that the Adviser will retain oversight responsibilities with respect to the fund. The Board also noted that the new subadvisory arrangement will not change the total advisory fees paid by the fund. However, under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund.
At the Meeting, the Board reviewed materials relevant to its consideration of the proposed Subadvisory Contract. Each year, the Board considers the continuation of the investment management agreement (Advisory Contract) between the fund and the
Adviser. The fund’s Advisory Contract was most recently approved by the Board at a meeting held on March 7–8, 2022 (March Meeting). A discussion of the basis for the
Board’s approval of the Advisory Contract is included in the fund’s annual shareholder report for the period ended May 31, 2022. The factors considered by the Board at the Meeting in connection with approval of the proposed Subadvisory Contract were substantially similar to the factors considered at the March Meeting in connection with the approval to continue the Advisory Contract. The independent directors were assisted in their evaluation of the Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
Following discussion at the Meeting, the Board, including all of the fund’s independent directors, approved the Subadvisory Contract between the Adviser and Subadviser on behalf of the fund. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the Subadvisory Contract effective September 1, 2022.

T. ROWE PRICE New Income Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE New Income Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
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RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202301-2568415
F43-051 1/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2023